Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

25. Subsequent Events

Sprott Credit Agreement Waiver and Amendment

On February 28, 2022, the Company entered into the Waiver and Amendment among Hycroft Mining Holding Corporation, Sprott Private Resource Lending (Collector), L.P. and Sprott Private Resource Lending II (Co) Inc. amending the previous waiver obtained. Pursuant to the Waiver and Amendment, the lender has (i) waived the Company’s obligation under the Sprott Credit Agreement to maintain at least $9.0 million of Unrestricted Cash on the last day of each calendar month during the period ending May 10, 2022 (the “Waiver Period”), provided that, the Company maintains at least $7.5 million of Unrestricted Cash on the last day of February 2022 and at least $9.0 million on the last day of each month thereafter during the Waiver Period; (ii) waived all obligations of the Company to prepay the facility with the net cash proceeds of any Mill Asset Sales (as defined in the Waiver and Amendment) until the earlier of (A) the date on which the Company completes a private placement or other offering or issuance of its equity securities (the “Offering Date”) and (B) March 31, 2022; and (iii) extended the payment due date for the additional February interest payment and the February principal payment pursuant to the Sprott Credit Agreement until the earlier of (A) the Offering Date and (B) March 31, 2022. Further, pursuant to the Waiver and Amendment, any failure by the Company to comply with the terms of the preceding sentence shall constitute an immediate Event of Default under the Sprott Credit Agreement.

Pursuant to the Waiver and Amendment, the Company waived its Reduction Right under and as defined in the Sprott Royalty Agreement.

On March 11, 2022, the Company entered into an agreement (the “2022 March Sprott Agreement”) with the Lender under the Sprott Credit Agreement. Pursuant to the 2022 March Sprott Agreement, the Company was contemplating the sale or issuance of its equity securities pursuant to one or more transactions to be completed on or before March 31, 2022 (the “Equity Financing Transactions”). Subsequent to the 2022 March Sprott Agreement and prior to March 31, 2022, the Company entered into Equity Financing Transactions resulting in the Company’s receipt of total gross cash proceeds (before deduction of fees and expenses) of at least $50 million obligating the Lender and the Company to amend the principal repayment terms under the Sprott Credit Agreement such that no further scheduled payments of principal shall be required prior to May 31, 2025 (the “Maturity Date”) (i.e., there will be no required regular amortization payments of the Facility (as defined in the Sprott Credit Agreement) and the full principal balance of the Facility shall be due and payable in a single “bullet” payment on the Maturity Date).

The March 2022 Sprott Agreement also provided that, in connection with the modification of the required Facility amortization payments, the Company shall pay to the Lender an amount equal to $3.3 million, with such payment to be capitalized and added to the principal amount owing under the Sprott Credit Agreement and accrue interest at the same rate and upon the same terms as the existing loans under the Sprott Credit Agreement; provided, the payment or prepayment of such capitalized principal amount shall not be subject to the Prepayment Premium (as defined in the Sprott Credit Agreement) or any other penalty or premium.

Second Amendment to Sprott Credit Agreement

On March 30, 2022, the Company and Lender under the Sprott Credit Agreement entered into the Second Amended and Restated Credit Agreement (“Second A&R Agreement”), which (a) extends the maturity date for all of the loans and other principal obligations under the Sprott Credit Facility by two years, to May 31, 2027; (b) provides for the Company to prepay principal under the facility in the amount of $10.0 million promptly upon the Company’s receipt of cash proceeds from the Private Placement offering with American Multi-Cinema, Inc. and 2176423 Ontario Limited (the “Initial Equity Proceeds Prepayment”); (c) provides for the Company to prepay principal under the Sprott Credit Agreement in the amount of $13.9 million (representing 10% of the subsequent issuance of its equity interests consummated on or prior to March 31, 2022) (the “Subsequent Equity Proceeds Prepayments”); and (d) eliminates the prepayment premiums otherwise payable with respect to the Initial Equity Proceeds Prepayment, the Subsequent Equity Proceeds Prepayments and all future prepayments of principal under the Sprott Credit Facility. In addition, the Company’s obligations to prepay principal with proceeds of asset sales will be credited/offset by the aggregate amount of Initial Equity Proceeds Prepayment and the Subsequent Equity Proceeds Prepayments ($23.9 million), and to maintain a minimum amount of Unrestricted Cash (as defined in the Second A&R Agreement) is increased to $15.0 million. The Company (i) paid the previously deferred additional interest payment of $0.5 million, (ii) made the Initial Equity Proceeds Prepayment of  $10.0 million and paid in kind a $3.3 million fee in connection with the modification and capitalized it to principal on March 16, 2022 and (iii) made the Subsequent Equity Proceeds Prepayment of $13.9 million on March 30, 2022; and after giving effect to such prepayments the outstanding principal balance under the Sprott Credit Agreement is estimated to be $57.9 million (before issuance discounts) including unpaid additional interest of approximately $7.1 million.

Amendment to the 10% Senior Secured Notes and Note Exchange Agreement

On March 14, 2022, the Company entered into an amendment to the 10% Senior Secured Notes and Note Exchange Agreement (the “Note Amendment”), with (i) certain direct and indirect subsidiaries of the Company as Guarantors; (ii) holders of the 10% Senior Secured Notes (the "Notes"), including certain funds affiliated with, or managed by, Mudrick Capital Management, L.P, Whitebox Advisors, LLC, Highbridge Capital Management, LLC, Aristeia Highbridge Capital Management, LLC and Wolverine Asset Management, LLC (collectively, the “Amending Holders”), and (iii) Wilmington Trust, National Association, in its capacity as collateral agent. The Note Amendment amends the Note Exchange Agreement dated as of January 13, 2020 (the “Note Exchange Agreement”) and the Notes (as defined in the Note Exchange Agreement) issued thereunder in order to extend the maturity date of the Notes from December 1, 2025 to December 1, 2027. The Note Amendment also removes the requirements that a holder receive the consent of the Company and the other holders in order to transfer any Note. The Amending Holders constitute all of the holders of the Notes. The Note Amendment became effective upon the closing of a private placement upon receipt of $55.9 million gross cash proceeds (before deduction of fees and expenses).

Private placement offering

On March 14, 2022, the Company entered into subscription agreements with two private investors pursuant to which the Company agreed to sell the entities an aggregate of 46,816,480 units at a purchase price per unit of $1.193 with each unit consisting of one share of the Company’s common stock and one warrant to purchase a share of Common Stock and the shares issuable upon exercise of the Warrants (the “Warrant Shares”), providing for a total purchase price of approximately $55.9 million. The Warrants have an exercise price of $1.068 per Warrant Share, and will expire five years after issuance. On March 15, 2022, the private placement offering closed and the Company received gross proceeds of $55.9 million before deducting expenses incurred in connection with therewith.

At-the-market offering

On March 15, 2022, the Company implemented an “at-the-market" offering ("ATM Program") by entering into an At Market Issuance Sales Agreement with B. Riley Securities, Inc. ("Sales Agreement"). Under the terms of the Sales Agreement, the Company may from time to time to or through the Agent, acting as sales agent or principal, offer and sell shares of its Class A common stock, par value $0.0001 per share, having a gross sales price of up to $500.0 million. Shares of common stock sold under the Sales Agreement,were issued pursuant to the Company’s shelf registration statement on Form S-3 (No. 333-257567) that the Securities and Exchange Commission declared effective on July 13, 2021, including the prospectus, dated July 13, 2021, and the prospectus settlement, dated March 15, 2022, as the same may be amended or supplemented. The Company completed the ATM Program on March 25, 2022 and received total gross proceeds, before deducting fees and expenses of the ATM Program, of $138.6 million for the sale of 89,553,602 shares of the Company’s common stock.